Other payables and accrued expenses	12 Months Ended
Dec. 31, 2020
Disclosure of Other payables and accrued expenses [Abstract]
Other payables and accrued expenses
Note 23 - Other payables and accrued expenses:

	December 31,
	2020	2019	2020
	NIS	NIS	US Dollars

Customer advances	1,787	1,576	555
Accrued expenses	9,617	7,335	3,037
Other payables	207	284	20
	11,611	9,195	3,612